Debt and Derivatives - Summary of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 48,725
2026	48,462
2027	37,562
2028	103,848
2029	25,548
Thereafter	2,419,174
Total debt	$ 2,683,319	$ 3,414,391